Investments in equity method investees - Others (Details) ¥ in Millions, $ in Millions	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 CNY (¥)
Investments in equity investees
Carrying value as equity method investment	¥ 209,449	$ 30,848	¥ 189,632
Equity method investments, publicly traded
Investments in equity investees
Carrying value as equity method investment	64,554
Market values of equity method investments	¥ 72,988